JPMorgan Large Cap Growth Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.56%	12.13%	17.68%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	13.84%	12.41%	17.96%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.11%	12.69%	18.25%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	12.86%	18.44%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	11.40%	16.21%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.44%	10.04%	14.80%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.40%	12.97%	18.56%